Notes Payable - Schedule of Future Maturities of Notes Payable (Details) - USD ($)	Dec. 31, 2020	Sep. 30, 2020
Debt Disclosure [Abstract]
2021	$ 5,654,560
2022	47,145	$ 5,323,656
2023	178,159	47,147
2024	3,280	3,159
2025	3,405	3,280
Thereafter	141,264
Total future maturities	$ 6,027,813	$ 5,521,909